Employee Benefits - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of defined benefit plans [line items]
Payroll expenses		¥ 3,281,292	¥ 3,403,555
Japanese plans [Member] | Scenario forecasts [Member]
Disclosure of defined benefit plans [line items]
Estimatedcontributions expected to be paid in next annual reporting	¥ 39,392
Foreign plans [Member] | Scenario forecasts [Member]
Disclosure of defined benefit plans [line items]
Estimatedcontributions expected to be paid in next annual reporting	¥ 16,604